Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000244082
Shareholder Report [Line Items]
Fund Name	Hodges Blue Chip Equity Income Fund
Class Name	Retail Class
Trading Symbol	HDPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Blue Chip Equity Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$73	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.30%	[1]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Blue Chip Equity Income Fund	23.42%	25.36%	17.72%	14.91%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 1000® Index	19.99%	17.75%	15.99%	15.04%

AssetsNet	$ 57,414,002
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 149,018
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,414,002
Number of Portfolio Holdings	28
Advisory Fee (net of waivers)	$149,018
Portfolio Turnover	21%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.2%
Energy	2.6%
Utilities	3.4%
Communications	3.8%
Industrials	7.2%
Consumer Staples	7.3%
Consumer Discretionary	7.7%
Health Care	9.2%
Financials	27.7%
Technology	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.3%
Broadcom, Inc.	5.8%
Apple, Inc.	5.3%
Walmart, Inc.	4.9%
Tesla, Inc.	4.7%
Microsoft Corporation	4.5%
Citigroup, Inc.	4.1%
American Express Company	4.1%
Taiwan Semiconductor Manufacturing Company Ltd.	3.9%
Meta Platforms, Inc., Class A	3.8%

C000244083
Shareholder Report [Line Items]
Fund Name	Hodges Fund
Class Name	Retail Class
Trading Symbol	HDPMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$68	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.18%	[2]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Fund	30.82%	30.11%	19.42%	11.87%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

AssetsNet	$ 229,849,402
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 584,798
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$229,849,402
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$584,798
Portfolio Turnover	39%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.8%
Exchange-Traded Funds	0.8%
Money Market Funds	0.8%
Purchased Options	5.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.8%
Equity	0.8%
Financials	3.6%
Real Estate	3.7%
Purchased Options	5.6%
Energy	5.9%
Industrials	6.8%
Communications	9.4%
Materials	12.5%
Consumer Discretionary	22.7%
Technology	28.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Uber Technologies, Inc.	6.4%
Palantir Technologies, Inc., Class A	5.2%
Terawulf, Inc.	5.1%
SharkNinja, Inc.	3.8%
DraftKings, Inc.	3.7%
Texas Pacific Land Corporation	3.7%
Matador Resources Company	3.6%
Clear Secure, Inc., Class A	3.3%
Genius Sports Ltd.	3.2%
Freeport-McMoRan, Inc.	3.2%

C000263105
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HDSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of July 29, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the reporting period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	1.24%	[3]
Average Annual Return [Table Text Block]

Average Annual Total Returns

Since Inception (7/29/2025)
Hodges Small Cap Growth Fund	8.09%
S&P 500® Index	5.24%
Russell 2000® Index	8.94%

AssetsNet	$ 165,521,991
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 504,616
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$165,521,991
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$504,616
Portfolio Turnover	25%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Health Care	2.5%
Real Estate	2.8%
Energy	8.1%
Industrials	11.0%
Materials	11.3%
Financials	12.7%
Technology	20.4%
Consumer Discretionary	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terawulf, Inc.	6.4%
Matador Resources Company	4.7%
Eagle Materials, Inc.	3.8%
Genius Sports Ltd.	3.7%
Cleveland-Cliffs, Inc.	3.6%
Taylor Morrison Home Corporation	3.4%
Academy Sports & Outdoors, Inc.	3.0%
Banc of California, Inc.	3.0%
Tower Semiconductor Ltd.	2.8%
Texas Pacific Land Corporation	2.8%

C000244085
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	HDSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$60	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.09%	[4]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Small Cap Growth Fund	18.42%	7.10%	17.63%	9.70%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 2000® Index	21.95%	10.76%	11.56%	9.77%

AssetsNet	$ 165,521,991
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 504,616
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$165,521,991
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$504,616
Portfolio Turnover	25%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Health Care	2.5%
Real Estate	2.8%
Energy	8.1%
Industrials	11.0%
Materials	11.3%
Financials	12.7%
Technology	20.4%
Consumer Discretionary	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terawulf, Inc.	6.4%
Matador Resources Company	4.7%
Eagle Materials, Inc.	3.8%
Genius Sports Ltd.	3.7%
Cleveland-Cliffs, Inc.	3.6%
Taylor Morrison Home Corporation	3.4%
Academy Sports & Outdoors, Inc.	3.0%
Banc of California, Inc.	3.0%
Tower Semiconductor Ltd.	2.8%
Texas Pacific Land Corporation	2.8%

C000244084
Shareholder Report [Line Items]
Fund Name	Hodges Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	HDPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Small Cap Growth Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$73	1.34%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.34%	[5]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Small Cap Growth Fund	18.31%	6.89%	17.34%	9.43%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 2000® Index	21.95%	10.76%	11.56%	9.77%

AssetsNet	$ 165,521,991
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 504,616
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$165,521,991
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$504,616
Portfolio Turnover	25%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.3%
Health Care	2.5%
Real Estate	2.8%
Energy	8.1%
Industrials	11.0%
Materials	11.3%
Financials	12.7%
Technology	20.4%
Consumer Discretionary	30.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Terawulf, Inc.	6.4%
Matador Resources Company	4.7%
Eagle Materials, Inc.	3.8%
Genius Sports Ltd.	3.7%
Cleveland-Cliffs, Inc.	3.6%
Taylor Morrison Home Corporation	3.4%
Academy Sports & Outdoors, Inc.	3.0%
Banc of California, Inc.	3.0%
Tower Semiconductor Ltd.	2.8%
Texas Pacific Land Corporation	2.8%

C000252100
Shareholder Report [Line Items]
Fund Name	Hodges Small Intrinsic Value Fund
Class Name	Institutional Class
Trading Symbol	HSVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.98%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.98%	[6]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (7/30/2024)
Hodges Small Intrinsic Value Fund	14.34%	-1.59%	-2.66%
S&P 500® Index	19.96%	17.60%	20.99%
Russell 2000® Value Index	18.20%	7.88%	5.32%

AssetsNet	$ 55,592,581
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 94,116
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,592,581
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$94,116
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Health Care	2.0%
Consumer Staples	2.6%
Real Estate	3.0%
Energy	4.0%
Materials	11.1%
Technology	12.2%
Industrials	19.1%
Consumer Discretionary	21.3%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taylor Morrison Home Corporation	3.6%
Texas Capital Bancshares, Inc.	3.5%
Academy Sports & Outdoors, Inc.	3.5%
Primoris Services Corporation	3.4%
Eagle Materials, Inc.	3.3%
BancFirst Corporation	3.3%
Shoe Carnival, Inc.	3.2%
Cleveland-Cliffs, Inc.	3.2%
Banc of California, Inc.	3.1%
Ethan Allen Interiors, Inc.	3.1%

C000244086
Shareholder Report [Line Items]
Fund Name	Hodges Small Intrinsic Value Fund
Class Name	Retail Class
Trading Symbol	HDSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Hodges Small Intrinsic Value Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.hodgescapital.com/mutual-funds/resources-applications. You can also request this information by contacting us at 1-866-811-0224.
Additional Information Phone Number	1-866-811-0224
Additional Information Website	https://www.hodgescapital.com/mutual-funds/resources-applications
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$69	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.28%	[7]
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	5 years	10 Years
Hodges Small Intrinsic Value Fund	14.09%	-1.93%	14.93%	8.11%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%
Russell 2000® Value Index	18.20%	7.88%	14.59%	9.23%

AssetsNet	$ 55,592,581
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 94,116
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$55,592,581
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$94,116
Portfolio Turnover	33%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.8%
Money Market Funds	1.2%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.2%
Health Care	2.0%
Consumer Staples	2.6%
Real Estate	3.0%
Energy	4.0%
Materials	11.1%
Technology	12.2%
Industrials	19.1%
Consumer Discretionary	21.3%
Financials	23.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taylor Morrison Home Corporation	3.6%
Texas Capital Bancshares, Inc.	3.5%
Academy Sports & Outdoors, Inc.	3.5%
Primoris Services Corporation	3.4%
Eagle Materials, Inc.	3.3%
BancFirst Corporation	3.3%
Shoe Carnival, Inc.	3.2%
Cleveland-Cliffs, Inc.	3.2%
Banc of California, Inc.	3.1%
Ethan Allen Interiors, Inc.	3.1%

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized